Pioneer Disciplined Value Fund
Schedule of Investments  |  May 31, 2023

A: CVFCX	C: CVCFX	K: CVKFX	R: CVRFX	Y: CVFYX

Schedule of Investments  |  5/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.0% of Net Assets
	Aerospace & Defense — 1.7%
72,018	Raytheon Technologies Corp.	$ 6,635,739
	Total Aerospace & Defense	$6,635,739

	Air Freight & Logistics — 1.3%
24,274	FedEx Corp.	$ 5,291,247
	Total Air Freight & Logistics	$5,291,247

	Automobile Components — 1.6%
72,160(a)	Aptiv Plc	$ 6,355,853
	Total Automobile Components	$6,355,853

	Banks — 16.7%
710,127	Bank of America Corp.	$ 19,734,429
545,726	Huntington Bancshares, Inc.	5,626,435
61,497	PNC Financial Services Group, Inc.	7,123,198
672,934	Regions Financial Corp.	11,621,570
346,566	Truist Financial Corp.	10,559,866
421,096	US Bancorp	12,590,770
	Total Banks	$67,256,268

	Biotechnology — 3.6%
104,311	AbbVie, Inc.	$ 14,390,746
	Total Biotechnology	$14,390,746

	Building Products — 1.7%
115,586	Johnson Controls International Plc	$ 6,900,484
	Total Building Products	$6,900,484

	Capital Markets — 5.2%
118,741	Bank of New York Mellon Corp.	$ 4,773,388
206,140	Charles Schwab Corp.	10,861,517
31,864	Intercontinental Exchange, Inc.	3,375,991
54,911	Moelis & Co., Class A	2,079,479
	Total Capital Markets	$21,090,375

	Chemicals — 0.5%
61,824	Mosaic Co.	$ 1,975,895
	Total Chemicals	$1,975,895

	Construction Materials — 2.0%
167,258	CRH Plc (A.D.R.)	$ 7,951,445
	Total Construction Materials	$7,951,445

1Pioneer Disciplined Value Fund |  | 5/31/23

Shares		Value
	Consumer Staples Distribution & Retail — 2.7%
29,669	Dollar General Corp.	$ 5,966,139
68,787	Sysco Corp.	4,811,651
	Total Consumer Staples Distribution & Retail	$10,777,790

	Containers & Packaging — 1.0%
82,171	Ball Corp.	$ 4,203,868
	Total Containers & Packaging	$4,203,868

	Electric Utilities — 3.6%
101,615	American Electric Power Co., Inc.	$ 8,446,239
88,129	Eversource Energy	6,101,170
	Total Electric Utilities	$14,547,409

	Electrical Equipment — 0.3%
6,534	Eaton Corp. Plc	$ 1,149,331
	Total Electrical Equipment	$1,149,331

	Energy Equipment & Services — 1.8%
165,033	Baker Hughes Co.	$ 4,497,149
63,028	Schlumberger, NV	2,699,489
	Total Energy Equipment & Services	$7,196,638

	Entertainment — 2.4%
110,288(a)	Walt Disney Co.	$ 9,700,932
	Total Entertainment	$9,700,932

	Financial Services — 3.3%
25,465(a)	Berkshire Hathaway, Inc., Class B	$ 8,176,302
47,004(a)	Fiserv, Inc.	5,273,379
	Total Financial Services	$13,449,681

	Health Care Equipment & Supplies — 5.4%
8,277	Becton Dickinson & Co.	$ 2,001,047
167,730	Medtronic Plc	13,881,335
21,601	Stryker Corp.	5,952,804
	Total Health Care Equipment & Supplies	$21,835,186

	Household Products — 0.5%
27,013	Colgate-Palmolive Co.	$ 2,009,227
	Total Household Products	$2,009,227

	IT Services — 3.0%
79,107	Cognizant Technology Solutions Corp., Class A	$ 4,943,396
55,574	International Business Machines Corp.	7,146,261
	Total IT Services	$12,089,657

Pioneer Disciplined Value Fund |  | 5/31/232

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Shares		Value
	Machinery — 2.7%
13,617	Deere & Co.	$ 4,711,210
80,155	Stanley Black & Decker, Inc.	6,009,220
	Total Machinery	$10,720,430

	Media — 2.0%
200,771	Comcast Corp., Class A	$ 7,900,339
	Total Media	$7,900,339

	Metals & Mining — 3.4%
93,026	Alcoa Corp.	$ 2,950,785
226,668	Freeport-McMoRan, Inc.	7,783,779
79,896	Teck Resources, Ltd., Class B	3,121,537
	Total Metals & Mining	$13,856,101

	Multi-Utilities — 1.4%
64,735	WEC Energy Group, Inc.	$ 5,654,602
	Total Multi-Utilities	$5,654,602

	Oil, Gas & Consumable Fuels — 11.3%
224,934	BP Plc (A.D.R.)	$ 7,582,525
505,258	Energy Transfer LP	6,265,199
240,662	EQT Corp.	8,367,818
144,085	Occidental Petroleum Corp.	8,307,941
106,760	Range Resources Corp.	2,922,021
216,260	Shell Plc (A.D.R.)	12,110,561
	Total Oil, Gas & Consumable Fuels	$45,556,065

	Personal Care Products — 0.5%
84,060(a)	Kenvue, Inc.	$ 2,109,065
	Total Personal Care Products	$2,109,065

	Pharmaceuticals — 7.8%
9,835	Eli Lilly & Co.	$ 4,223,739
113,512	Merck KGaA (A.D.R.)	3,970,650
159,017	Organon & Co.	3,083,340
532,952	Pfizer, Inc.	20,262,835
	Total Pharmaceuticals	$31,540,564

	Semiconductors & Semiconductor Equipment — 2.9%
67,932	Microchip Technology, Inc.	$ 5,112,562
95,295	Micron Technology, Inc.	6,499,119
	Total Semiconductors & Semiconductor Equipment	$11,611,681

3Pioneer Disciplined Value Fund |  | 5/31/23

Shares		Value
	Specialized REITs — 3.3%
34,011	American Tower Corp.	$ 6,272,989
69,518	Digital Realty Trust, Inc.	7,122,814
	Total Specialized REITs	$13,395,803

	Specialty Retail — 1.5%
20,888	Home Depot, Inc.	$ 5,920,704
	Total Specialty Retail	$5,920,704

	Technology Hardware, Storage & Peripherals — 1.6%
443,359	Hewlett Packard Enterprise Co.	$ 6,393,237
	Total Technology Hardware, Storage & Peripherals	$6,393,237

	Trading Companies & Distributors — 2.3%
85,330(a)	AerCap Holdings NV	$ 4,870,636
31,161	Ferguson Plc	4,515,541
	Total Trading Companies & Distributors	$9,386,177

	Total Common Stocks (Cost $426,727,697)	$398,852,539

	SHORT TERM INVESTMENTS — 1.1% of Net Assets
	Open-End Fund — 1.1%
4,469,600(b)	Dreyfus Government Cash Management, Institutional Shares, 4.99%	$ 4,469,600
		$4,469,600

	TOTAL SHORT TERM INVESTMENTS (Cost $4,469,600)	$4,469,600

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $431,197,297)	$403,322,139
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(206,756)
	net assets — 100.0%	$403,115,383

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2023.
Pioneer Disciplined Value Fund |  | 5/31/234

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$398,852,539	$—	$—	$398,852,539
Open-End Fund	4,469,600	—	—	4,469,600
Total Investments in Securities	$403,322,139	$—	$—	$403,322,139
During the period ended May 31, 2023, there were no transfers in or out of Level 3.
5Pioneer Disciplined Value Fund |  | 5/31/23